Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes [Abstract]
Income taxes
16.	Income taxes

The Company recognized no income tax expense or deferred tax asset or liability positions for the years ended December 31, 2017, 2016, and 2015.

The income tax expense for each year can be reconciled to Income / (loss) before tax as follows:

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Income / (loss) before income tax	(26,411)	(7,096)	20,270
Tax expense / (benefit) calculated at the statutory rate of 20.5% (21% for 2016 and 22% for 2015)	(5,420)	(1,504)	4,566
Effect of Swiss Tax Holidays	-	-	-
Permanent differences	40	(166)	-
Effect of unrecognized carry forward tax loss	-	-	(4,566)
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	5,380	1,670	-
Effective income tax rate benefit / (expense)	-	-	-

The tax rate used for the 2017 reconciliations above is the corporate tax rate of 20.5% (21%: 2016 and 22% : 2015) payable by corporate entities in the Canton of Vaud, Switzerland on taxable profits under tax law in that jurisdiction.

In 2015, AC Immune was able to apply tax loss carryforwards to reduce its effective tax rate to zero.

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
- Tax losses	62,575	36,707	29,079
- Deductible temporary differences related to the retirement benefit plan	4,926	3,798	2,787

Total	67,501	40,505	31,866

Deductible temporary differences related to the retirement benefit plan do not expire. Tax losses expiry dates are shown in the table below:

in CHF thousands	2017	2016	2015
Tax losses split by expiry date
December 31, 2017	-	-	-
December 31, 2018	2,175	2,175	2,175
December 31, 2019	16,566	16,566	16,566
December 31, 2020	10,338	10,338	10,388
December 31, 2021	-	-	-
December 31, 2022	-	-	-
December 31, 2023	7,628	7,628	-
December 31, 2024	25,868	-	-
Total	62,575	36,707	29,079

The tax losses available for future offset against taxable profits have increased by CHF 25.9 million from 2016, representing the amount of tax losses that are additionally available as an offset, subject to expiration as disclosed in the table above, against future taxable income.

Consistent with prior years, the Company has not recorded any deferred tax assets in relation to the past tax losses available for offset against future profits as the recognition criteria have not been met at the balance sheet date.